                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 333-118218


                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

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                          FS VARIABLE SEPARATE ACCOUNT
                         SUPPLEMENT TO THE PROSPECTUSES
                 FSA ADVISOR VARIABLE ANNUITY DATED MAY 1, 2006
                   POLARIS VARIABLE ANNUITY DATED MAY 1, 2006
                  POLARIS II VARIABLE ANNUITY DATED MAY 1, 2006
               POLARIS II VARIABLE ANNUITY DATED JANUARY 29, 2007
                POLARIS CHOICE VARIABLE ANNUITY DATED MAY 1, 2006
          POLARIS CHOICE III VARIABLE ANNUITY DATED SEPTEMBER 29, 2006
           POLARIS CHOICE III VARIABLE ANNUITY DATED JANUARY 29, 2007
      POLARIS II A-CLASS PLATINUM SERIES VARIABLE ANNUITY DATED MAY 1, 2006
        WM DIVERSIFIED STRATEGIES III VARIABLE ANNUITY DATED MAY 1, 2006

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                        FS VARIABLE ANNUITY ACCOUNT FIVE
                         SUPPLEMENT TO THE PROSPECTUSES
             SEASONS SELECT II VARIABLE ANNUITY DATED JULY 31, 2006
            SEASONS TRIPLE ELITE VARIABLE ANNUITY DATED JULY 31, 2006
             SEASONS ELITE VARIABLE ANNUITY DATED SEPTEMBER 29, 2006

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The following is inserted after the first sentence in the 7th paragraph of the
"Transfers During the Accumulation Phase" section of the prospectus:

U.S. Mail includes any U.S. Postal Service delivery method that offers delivery no sooner than U.S. Postal Service first-class mail, as determined in the Company's sole discretion.



                Please keep the supplement with your prospectus.

Date: March 14, 2007


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